Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Components of income before income taxes
U.S.	$ 137,667	$ 127,567	$ 91,932
Foreign	29,159	25,321	13,085
Income Before Income Taxes	$ 166,826	$ 152,888	$ 105,017